FINTECH MERGER AND STELLA POINT ACQUISITION, Stella Point Acquisition (Details) - USD ($)		1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 01, 2017	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016
Assets Acquired and Liabilities Assumed [Abstract]
Goodwill		$ 36,260,000	$ 36,260,000	$ 36,260,000
Acquisition-Related Costs [Abstract]
Transaction cost			8,706,000	$ 10,319,000
Stella Point [Member]
Business Combination, Consideration Transferred [Abstract]
Transaction price paid in cash	$ 52,000,000
Transaction price paid in equity	12,400,000
Outstanding debt	78,000,000
Additional debt	5,000,000
Contingent consideration	$ 0
Ownership interest acquired		80.70%
Assets Acquired and Liabilities Assumed [Abstract]
Cash		$ 43,065,000
Accounts receivables		24,032,000
Prepaid and other current assets		3,713,000
Property and equipment		6,328,000
Other assets		1,345,000
Total tangible assets acquired		78,483,000
Intangible assets acquired		62,660,000
Deferred tax asset, net		2,119,000
Less: Liabilities assumed		(115,112,000)
Net assets		28,150,000
Goodwill		36,260,000
Total purchase price		64,410,000
Acquisition-Related Costs [Abstract]
Transaction cost			$ 8,700,000
Predecessor Company [Member]
Assets Acquired and Liabilities Assumed [Abstract]
Goodwill		0			$ 0
Acquisition-Related Costs [Abstract]
Transaction cost		3,917,000			901,000
Predecessor Company [Member] | Stella Point [Member]
Acquisition-Related Costs [Abstract]
Transaction cost		$ 3,900,000			$ 900,000